Related party transactions (Details) (USD $)	3 Months Ended	6 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended		3 Months Ended
	Jun. 30, 2013	Jun. 30, 2013	Sep. 30, 2014 Richmont Holdings	Dec. 31, 2013 Richmont Holdings	Sep. 30, 2013 Richmont Holdings	Sep. 30, 2014 Richmont Holdings	Sep. 30, 2013 Richmont Holdings	Dec. 31, 2013 Richmont Holdings	Dec. 31, 2012 Richmont Holdings	Dec. 31, 2013 Richmont Holdings Minimum
Related party transactions
Term of agreement										1 year
Reimbursement fee payable per month				$ 160,000
Expense Reimbursement Fees	$ 460,000	$ 910,000	$ 480,000		$ 480,000	$ 1,440,000	$ 1,390,000	$ 1,870,000	$ 450,000